Other Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Pension obligations	$ 145		$ 165
Other long-term tax liabilities	395		397
Deferred employee compensation and benefits	113		117
Insurance reserves	146		162
Other	64		79
Other liabilities	$ 863	$ 876	$ 920
Insurance Claims, Satisfied Average Term	three years